Segment information - Segment Analysis (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Sales of goods and services rendered		$ 1,347,724	$ 1,124,352	$ 817,764
Cost of goods sold and services rendered		(1,075,747)	(854,965)	(611,946)
Initial recognition and changes in fair value of biological assets and agricultural produce		215,941	227,740	122,729
Changes in net realizable value of agricultural produce after harvest		(22,293)	(12,879)	7,005
Margin on manufacturing and agricultural activities before operating expenses		465,625	484,248	335,552
General and administrative expenses		(84,287)	(69,794)	(53,428)
Selling expenses		(143,515)	(117,662)	(95,058)
Other operating income / (expense), net		1,870	(18,768)	1,987
Bargain purchase gain on acquisition		10,107	0	0
Profit from operations		249,800	278,024	189,053
Depreciation and amortization		(191,040)	(168,928)	(141,872)
Net (loss) / gain from Fair value adjustment of investment property		(2,961)	(4,331)	1,077
Reserve of the revaluation surplus derived from the disposals of assets	[1]		0	0
Right of use assets		360,181	260,776	209,694
Investment property		33,330	32,132	31,179
Biological assets		266,444	195,178	165,693
Finished goods		152,716	138,254	77,041	$ 65,278
Borrowings		1,007,752	817,651	971,090
Lease liabilities		337,980	246,854	195,772
Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered		1,351,707	1,097,723	822,475
Cost of goods sold and services rendered		(1,078,737)	(834,062)	(615,775)
Initial recognition and changes in fair value of biological assets and agricultural produce		214,188	211,198	124,742
Changes in net realizable value of agricultural produce after harvest		(22,429)	(11,658)	7,076
Margin on manufacturing and agricultural activities before operating expenses		464,729	463,201	338,518
General and administrative expenses		(84,507)	(65,635)	(54,138)
Selling expenses		(144,031)	(112,847)	(95,866)
Other operating income / (expense), net		2,693	(18,118)	2,033
Bargain purchase gain on acquisition		10,070
Profit from operations		248,954	266,601	190,547
Depreciation and amortization		(191,205)	(166,619)	(142,288)
Net (loss) / gain from Fair value adjustment of investment property		(2,764)	(3,884)	1,080
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)		38,355	4,855	32,975
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)		175,833	206,343	91,767
Changes in net realizable value of agricultural produce after harvest (unrealized)		72	(4,001)	(481)
Changes in net realizable value of agricultural produce after harvest (realized)		(22,501)	(7,657)	7,557
Farmlands and farmland improvements, net		744,333	727,840
Machinery, equipment and other fixed assets, net		389,206	318,433
Bearer plants, net		352,727	294,982
Work in progress		79,089	81,368
Right of use assets		360,181	260,776
Investment property		33,330	32,132
Goodwill		18,544	16,626
Biological assets		266,444	195,178
Finished goods		152,716	138,254
Raw materials, stocks held by third parties and others		121,306	101,270
Total segment assets		2,517,876	2,166,859
Borrowings		1,007,752	817,651
Lease liabilities		337,980	246,854
Total segment liabilities		1,345,732	1,064,505
Farming | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered		272,737	240,730	168,461
Cost of goods sold and services rendered		(250,662)	(213,231)	(149,250)
Initial recognition and changes in fair value of biological assets and agricultural produce		65,574	73,990	40,843
Changes in net realizable value of agricultural produce after harvest		(21,359)	(11,384)	7,007
Margin on manufacturing and agricultural activities before operating expenses		66,290	90,105	67,061
General and administrative expenses		(13,170)	(11,100)	(6,694)
Selling expenses		(31,464)	(23,419)	(17,998)
Other operating income / (expense), net		(1,674)	(3,723)	(12,853)
Bargain purchase gain on acquisition		0
Profit from operations		19,982	51,863	29,516
Depreciation and amortization		(7,868)	(7,135)	(5,286)
Net (loss) / gain from Fair value adjustment of investment property		0	0	0
Biological assets		66,002	54,886	43,787
Farming | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered		203,489	134,869	101,862
Cost of goods sold and services rendered		(160,320)	(112,045)	(73,830)
Initial recognition and changes in fair value of biological assets and agricultural produce		15,323	43,834	18,677
Changes in net realizable value of agricultural produce after harvest		0	0	0
Margin on manufacturing and agricultural activities before operating expenses		58,492	66,658	46,709
General and administrative expenses		(15,235)	(9,760)	(6,899)
Selling expenses		(34,401)	(18,108)	(13,923)
Other operating income / (expense), net		80	285	713
Bargain purchase gain on acquisition		10,107
Profit from operations		19,043	39,075	26,600
Depreciation and amortization		(12,015)	(8,894)	(6,505)
Net (loss) / gain from Fair value adjustment of investment property		0	0	0
Biological assets		52,752	42,729	29,062
Farming | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered		235,012	183,054	133,474
Cost of goods sold and services rendered		(203,885)	(158,077)	(116,007)
Initial recognition and changes in fair value of biological assets and agricultural produce		27,257	19,895	12,344
Changes in net realizable value of agricultural produce after harvest		0	0	(2)
Margin on manufacturing and agricultural activities before operating expenses		58,384	44,872	29,809
General and administrative expenses		(10,197)	(5,256)	(4,788)
Selling expenses		(26,974)	(22,572)	(13,540)
Other operating income / (expense), net		(11)	(170)	(186)
Bargain purchase gain on acquisition		0
Profit from operations		21,202	16,874	11,295
Depreciation and amortization		(10,018)	(7,941)	(6,568)
Net (loss) / gain from Fair value adjustment of investment property		0	0	0
Biological assets		30,045	18,979	12,933
Farming | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered		5,726	3,689	2,508
Cost of goods sold and services rendered		(5,039)	(3,111)	(1,962)
Initial recognition and changes in fair value of biological assets and agricultural produce		(279)	1,362	1,256
Changes in net realizable value of agricultural produce after harvest		0	0	0
Margin on manufacturing and agricultural activities before operating expenses		408	1,940	1,802
General and administrative expenses		(219)	(187)	(118)
Selling expenses		(253)	(290)	(214)
Other operating income / (expense), net		(2,996)	(4,465)	1,067
Bargain purchase gain on acquisition		0
Profit from operations		(3,060)	(3,002)	2,537
Depreciation and amortization		(212)	(190)	(135)
Net (loss) / gain from Fair value adjustment of investment property		(2,961)	(4,331)	1,077
Biological assets		8,214	7,257	4,703
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered		720,947	535,713	411,016
Cost of goods sold and services rendered		(622,896)	(465,561)	(344,878)
Initial recognition and changes in fair value of biological assets and agricultural produce		106,122	122,539	75,133
Changes in net realizable value of agricultural produce after harvest		(21,495)	(10,163)	7,076
Margin on manufacturing and agricultural activities before operating expenses		182,678	182,528	148,347
General and administrative expenses		(39,177)	(24,052)	(18,877)
Selling expenses		(93,609)	(59,595)	(46,476)
Other operating income / (expense), net		(3,751)	(7,444)	(11,235)
Bargain purchase gain on acquisition		10,070
Profit from operations		56,211	91,437	71,759
Depreciation and amortization		(30,307)	(21,900)	(18,896)
Net (loss) / gain from Fair value adjustment of investment property		(2,764)	(3,884)	1,080
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)		3,123	21,149	13,293
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)		102,999	101,390	61,840
Changes in net realizable value of agricultural produce after harvest (unrealized)		72	(4,001)	(481)
Changes in net realizable value of agricultural produce after harvest (realized)		(21,567)	(6,162)	7,557
Farmlands and farmland improvements, net		665,686	653,861
Machinery, equipment and other fixed assets, net		217,899	159,822
Bearer plants, net		1,057	892
Work in progress		60,806	65,481
Right of use assets		28,257	17,296
Investment property		33,330	32,132
Goodwill		14,359	12,713
Biological assets		157,013	123,851
Finished goods		64,023	57,397
Raw materials, stocks held by third parties and others		94,031	68,045
Total segment assets		1,336,461	1,191,490
Borrowings		292,867	128,046
Lease liabilities		27,138	19,187
Total segment liabilities		320,005	147,233
Farming | Operating segments | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered		275,200	228,894	170,114
Cost of goods sold and services rendered		(252,879)	(203,148)	(150,745)
Initial recognition and changes in fair value of biological assets and agricultural produce		64,133	65,704	41,777
Changes in net realizable value of agricultural produce after harvest		(21,495)	(10,163)	7,078
Margin on manufacturing and agricultural activities before operating expenses		64,959	81,287	68,224
General and administrative expenses		(13,175)	(10,273)	(6,816)
Selling expenses		(31,672)	(21,925)	(18,265)
Other operating income / (expense), net		(1,021)	(3,538)	(12,846)
Bargain purchase gain on acquisition		0
Profit from operations		19,091	45,551	30,297
Depreciation and amortization		(7,908)	(6,501)	(5,397)
Net (loss) / gain from Fair value adjustment of investment property		0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)		3,929	14,399	12,211
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)		60,204	51,305	29,566
Changes in net realizable value of agricultural produce after harvest (unrealized)		72	(4,001)	(481)
Changes in net realizable value of agricultural produce after harvest (realized)		(21,567)	(6,162)	7,559
Farmlands and farmland improvements, net		457,286	448,608
Machinery, equipment and other fixed assets, net		48,691	47,122
Bearer plants, net		1,057	892
Work in progress		7,021	3,444
Right of use assets		18,952	13,005
Investment property		0	0
Goodwill		7,990	7,074
Biological assets		66,002	54,886
Finished goods		37,539	37,225
Raw materials, stocks held by third parties and others		62,911	42,253
Total segment assets		707,449	654,509
Borrowings		41,493	31,755
Lease liabilities		18,234	14,106
Total segment liabilities		59,727	45,861
Farming | Operating segments | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered		203,686	130,526	102,886
Cost of goods sold and services rendered		(159,940)	(109,709)	(74,395)
Initial recognition and changes in fair value of biological assets and agricultural produce		14,802	37,119	19,449
Changes in net realizable value of agricultural produce after harvest		0	0	0
Margin on manufacturing and agricultural activities before operating expenses		58,548	57,936	47,940
General and administrative expenses		(15,404)	(8,891)	(7,045)
Selling expenses		(34,630)	(16,618)	(14,170)
Other operating income / (expense), net		79	239	731
Bargain purchase gain on acquisition		10,070
Profit from operations		18,663	32,666	27,456
Depreciation and amortization		(12,112)	(8,080)	(6,652)
Net (loss) / gain from Fair value adjustment of investment property		0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)		3,701	4,117	3,975
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)		11,101	33,002	15,474
Changes in net realizable value of agricultural produce after harvest (unrealized)		0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)		0	0	0
Farmlands and farmland improvements, net		149,251	146,795
Machinery, equipment and other fixed assets, net		58,827	29,543
Bearer plants, net		0	0
Work in progress		29,061	33,200
Right of use assets		8,594	3,361
Investment property		0	0
Goodwill		1,106	979
Biological assets		52,752	42,729
Finished goods		13,659	5,015
Raw materials, stocks held by third parties and others		22,129	14,797
Total segment assets		335,379	276,419
Borrowings		113,133	34,230
Lease liabilities		8,281	4,157
Total segment liabilities		121,414	38,387
Farming | Operating segments | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered		236,222	172,803	135,471
Cost of goods sold and services rendered		(204,924)	(149,738)	(117,754)
Initial recognition and changes in fair value of biological assets and agricultural produce		27,523	18,336	12,638
Changes in net realizable value of agricultural produce after harvest		0	0	(2)
Margin on manufacturing and agricultural activities before operating expenses		58,821	41,401	30,353
General and administrative expenses		(10,378)	(4,715)	(4,896)
Selling expenses		(27,050)	(20,779)	(13,824)
Other operating income / (expense), net		(8)	(150)	(189)
Bargain purchase gain on acquisition		0
Profit from operations		21,385	15,757	11,444
Depreciation and amortization		(10,075)	(7,144)	(6,709)
Net (loss) / gain from Fair value adjustment of investment property		0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)		(2,276)	(6,271)	(5,151)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)		29,799	24,607	17,789
Changes in net realizable value of agricultural produce after harvest (unrealized)		0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)		0	0	(2)
Farmlands and farmland improvements, net		2,221	2,143
Machinery, equipment and other fixed assets, net		108,589	81,516
Bearer plants, net		0	0
Work in progress		22,325	27,341
Right of use assets		711	930
Investment property		0	0
Goodwill		5,263	4,660
Biological assets		30,045	18,979
Finished goods		12,825	15,157
Raw materials, stocks held by third parties and others		8,700	10,416
Total segment assets		190,679	161,142
Borrowings		138,241	62,061
Lease liabilities		623	924
Total segment liabilities		138,864	62,985
Farming | Operating segments | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered		5,839	3,490	2,545
Cost of goods sold and services rendered		(5,153)	(2,966)	(1,984)
Initial recognition and changes in fair value of biological assets and agricultural produce		(336)	1,380	1,269
Changes in net realizable value of agricultural produce after harvest		0	0	0
Margin on manufacturing and agricultural activities before operating expenses		350	1,904	1,830
General and administrative expenses		(220)	(173)	(120)
Selling expenses		(257)	(273)	(217)
Other operating income / (expense), net		(2,801)	(3,995)	1,069
Bargain purchase gain on acquisition		0
Profit from operations		(2,928)	(2,537)	2,562
Depreciation and amortization		(212)	(175)	(138)
Net (loss) / gain from Fair value adjustment of investment property		(2,764)	(3,884)	1,080
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)		(2,231)	8,904	2,258
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)		1,895	(7,524)	(989)
Changes in net realizable value of agricultural produce after harvest (unrealized)		0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)		0	0	0
Farmlands and farmland improvements, net		56,928	56,315
Machinery, equipment and other fixed assets, net		1,792	1,641
Bearer plants, net		0	0
Work in progress		2,399	1,496
Right of use assets		0	0
Investment property		33,330	32,132
Goodwill		0	0
Biological assets		8,214	7,257
Finished goods		0	0
Raw materials, stocks held by third parties and others		291	579
Total segment assets		102,954	99,420
Borrowings		0	0
Lease liabilities		0	0
Total segment liabilities		0	0
Sugar, Ethanol and Energy
Disclosure of operating segments [line items]
Cost of goods sold and services rendered		(455,841)	(368,501)	(270,897)
Biological assets		109,431	71,327	75,208
Finished goods		88,693	80,857	34,315	$ 36,864
Sugar, Ethanol and Energy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered		630,760	562,010	411,459
Cost of goods sold and services rendered		(455,841)	(368,501)	(270,897)
Initial recognition and changes in fair value of biological assets and agricultural produce		108,066	88,659	49,609
Changes in net realizable value of agricultural produce after harvest		(934)	(1,495)	0
Margin on manufacturing and agricultural activities before operating expenses		282,051	280,673	190,171
General and administrative expenses		(21,917)	(19,464)	(15,942)
Selling expenses		(50,165)	(52,946)	(49,188)
Other operating income / (expense), net		2,881	(17,390)	5,495
Bargain purchase gain on acquisition		0
Profit from operations		212,850	190,873	130,536
Depreciation and amortization		(160,920)	(143,981)	(122,516)
Net (loss) / gain from Fair value adjustment of investment property		0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)		35,232	(16,294)	19,682
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)		72,834	104,953	29,927
Changes in net realizable value of agricultural produce after harvest (unrealized)		0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)		(934)	(1,495)	0
Farmlands and farmland improvements, net		78,647	73,979
Machinery, equipment and other fixed assets, net		171,307	158,611
Bearer plants, net		351,670	294,090
Work in progress		18,283	15,887
Right of use assets		330,681	243,469
Investment property		0	0
Goodwill		4,185	3,913
Biological assets		109,431	71,327
Finished goods		88,693	80,857
Raw materials, stocks held by third parties and others		27,275	33,225
Total segment assets		1,180,172	975,358
Borrowings		587,865	524,461
Lease liabilities		310,162	227,585
Total segment liabilities		898,027	752,046
Land Transformation
Disclosure of operating segments [line items]
Sales of goods and services rendered		0	0
Cost of goods sold and services rendered		0	0
Initial recognition and changes in fair value of biological assets and agricultural produce		0	0
Changes in net realizable value of agricultural produce after harvest		0	0
Margin on manufacturing and agricultural activities before operating expenses		0	0
General and administrative expenses		0	0
Selling expenses		0	0
Other operating income / (expense), net		3,705	6,613
Bargain purchase gain on acquisition		0
Profit from operations		3,705	6,613
Depreciation and amortization		0	0
Net (loss) / gain from Fair value adjustment of investment property		0	0
Land Transformation | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered		0	0	0
Cost of goods sold and services rendered		0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce		0	0	0
Changes in net realizable value of agricultural produce after harvest		0	0	0
Margin on manufacturing and agricultural activities before operating expenses		0	0	0
General and administrative expenses		0	0	0
Selling expenses		0	0	0
Other operating income / (expense), net		3,699	6,613	7,934
Bargain purchase gain on acquisition		0
Profit from operations		3,699	6,613	7,934
Depreciation and amortization		0	0	0
Net (loss) / gain from Fair value adjustment of investment property		0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)		0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)		0	0	0
Changes in net realizable value of agricultural produce after harvest (unrealized)		0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)		0	0	0
Farmlands and farmland improvements, net		0	0
Machinery, equipment and other fixed assets, net		0	0
Bearer plants, net		0	0
Work in progress		0	0
Right of use assets		0	0
Investment property		0	0
Goodwill		0	0
Biological assets		0	0
Finished goods		0	0
Raw materials, stocks held by third parties and others		0	0
Total segment assets		0	0
Borrowings		0	0
Lease liabilities		0	0
Total segment liabilities		0	0
Corporate | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered		0	0	0
Cost of goods sold and services rendered		0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce		0	0	0
Changes in net realizable value of agricultural produce after harvest		0	0	0
Margin on manufacturing and agricultural activities before operating expenses		0	0	0
General and administrative expenses		(23,413)	(22,119)	(19,319)
Selling expenses		(257)	(306)	(202)
Other operating income / (expense), net		(136)	103	(161)
Bargain purchase gain on acquisition		0
Profit from operations		(23,806)	(22,322)	(19,682)
Depreciation and amortization		22	(738)	(876)
Net (loss) / gain from Fair value adjustment of investment property		0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)		0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)		0	0	0
Changes in net realizable value of agricultural produce after harvest (unrealized)		0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)		0	0	$ 0
Farmlands and farmland improvements, net		0	0
Machinery, equipment and other fixed assets, net		0	0
Bearer plants, net		0	0
Work in progress		0	0
Right of use assets		1,243	11
Investment property		0	0
Goodwill		0	0
Biological assets		0	0
Finished goods		0	0
Raw materials, stocks held by third parties and others		0	0
Total segment assets		1,243	11
Borrowings		127,020	165,144
Lease liabilities		680	82
Total segment liabilities		$ 127,700	$ 165,226

[1]	Net of $3,458 of Income tax